Dividends (Tables)	9 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Dividends Abstract [Abstract]
Disclosure of Detail Information of Dividends
The paid dividend amounts are as follows:
For the first nine months ended December 31, 2019

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 8, 2019	Common shares	339,893	120.00	March 31, 2019	May 24, 2019
The Board of Directors Meeting on November 7, 2019	Common shares	278,908	100.00	September 30, 2019	November 27, 2019

For the first nine months ended December 31, 2020
Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 12, 2020	Common shares	331,938	120.00	March 31, 2020	May 28, 2020
The Board of Directors Meeting on November 6, 2020	Common shares	293,576	105.00	September 30, 2020	November 27, 2020